CREDIT FROM BANKING INSTITUTIONS (Schedule of Amount to be Paid) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
First year	$ 11,845
Second year	206
Third year	139
Total	$ 12,190